UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2008

[LOGO OF USAA]
   USAA(R)

                         [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

  ======================================

      SEMIANNUAL REPORT
      USAA TAX EXEMPT LONG-TERM FUND
      SEPTEMBER 30, 2008

  ======================================

================================================================================

FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests  primarily  in  investment-grade   tax-exempt  securities.  The  dollar-
weighted average portfolio maturity for the Fund is 10 years or more.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  15

   Notes to Portfolio of Investments                                         28

   Financial Statements                                                      29

   Notes to Financial Statements                                             32

EXPENSE EXAMPLE                                                              42

ADVISORY AGREEMENT                                                           44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

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

================================================================================

PRESIDENT'S MESSAGE

"AT SOME POINT, FUNDAMENTAL
VALUATIONS AND COOLER HEADS                      [PHOTO OF CHRISTOPHER W. CLAUS]
WILL PREVAIL."

--------------------------------------------------------------------------------

OCTOBER 2008

2008 has been a year for the history books -- one of the most volatile and challenging on record. That said, I believe the headlines that compare the current situation to the Great Depression are overly dramatic. Has the U.S. economy entered a recession? I believe so. The question is how long and severe it will be.

As of this writing, companies worldwide are dealing with a liquidity crunch in which they cannot get the financing they need to fund day-to-day operations. With their own stressed balance sheets to consider, banks and financial companies are hesitant to lend, concerned that they might not get their money back. This crisis of confidence, which has little to do with the fundamental value of stocks and bonds, has frozen the credit markets. Government action around the world should bring a thaw, but restoring confidence takes time.

With banks lending mainly to those with high credit scores, the day of reckoning has come for the American consumer. Many people are finding it difficult to get a mortgage, car loan, or new credit card. So they have reined in spending and are cleaning up their own balance sheets. In August, consumer borrowing fell for the first time in more than a decade, according to the Federal Reserve. Although the process is painful, the outcome should be healthy as more Americans begin living within their means and increasing their savings.

What  does  this  have  to  do  with  tax-exempt  bonds?   State  and  municipal
governments' tax revenues tend to decline during recessions, which may force them to cut expenses by reducing services, doing more with less,

================================================================================

2  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

and/or raising taxes. Fortunately, many have sound cost-management structures and are addressing potential budgetary issues. However, because of tight credit conditions, many also are finding it hard to borrow and paying higher interest rates for financing they do obtain.

The benefit to tax-exempt bondholders is a potentially higher yield. Indeed, as I write to you, many high-quality municipal securities are offering even higher yields than Treasuries. As the market stabilizes and liquidity improves, municipal bond prices are likely to increase, which potentially could add value to your tax-exempt holdings beyond the attractive after-tax yields you may have received already. In the meantime, we are taking advantage of what appear to be compelling buying opportunities.

We understand that market volatility is hard on you. However, financial markets tend to overreact on both the upside and the downside. At some point, fundamental valuations and cooler heads will prevail. If you are confident about the future of our country and have a time horizon of three to five years, I believe you will find yourself well positioned.

Furthermore, tax-exempt securities -- which generally offer income free from federal income taxes and, in some cases, state income taxes -- may become more appealing if rising federal budget deficits force the federal government to raise income taxes and decrease deductions.

At USAA Investment Management Company, we continue to be pleased with the income distributions of your tax-exempt funds. We see potential for recovery in the share price of these portfolios as things return to historical norms.

From all of us here, thank you for your trust and confidence. We value your business and the opportunity to help you with your investment needs.

Sincerely,

/s/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

================================================================================

                                                         PRESIDENT'S MESSAGE | 3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

JOHN BONNELL, CFA*                                       [PHOTO OF JOHN BONNELL]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM FROM APRIL 1, 2008, TO SEPTEMBER 30, 2008?

    Your USAA Tax Exempt Long-Term Fund had a total return of -3.83% versus an average of -3.92% for the 240 funds in the Lipper General Municipal Debt Funds Average. This compares to a -2.59% return for the Lehman Brothers Municipal Bond Index and a -3.80% return for the Lipper General Municipal Debt Funds Index.

    The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 5.35%, above the 4.29% of the Lipper category average.

o   WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

    After a single rate cut on April 30, the Federal Reserve Board (the Fed) focused its attention on inflation and held the federal funds target rate steady at 2.00%. The pause came after a series of rate reductions,

    *Robert Pariseau, co-manager of three state bond funds and the Tax Exempt Long-Term Fund, retired from USAA Investment Management Company effective May 31, 2008. John Bonnell remains as portfolio manager for these funds.

    Refer to pages 12 and 13 for benchmark definitions.

    Past performance is no guarantee of future results.

================================================================================

4  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                 o  30-YEAR AAA G.O. AND TREASURY BOND YIELDS  o

              [CHART OF 30-YEAR AAA G.O. AND TREASURY BOND YIELDS]

                               30-YEAR MUNICIPAL                   30-YEAR U.S.
                                 AAA G.O. BONDS                   TREASURY BONDS
3/31/2008                             4.96%                           4.290%
 4/1/2008                             4.95                            4.400
 4/2/2008                             4.96                            4.406
 4/3/2008                             4.96                            4.379
 4/4/2008                             4.93                            4.306
 4/7/2008                             4.89                            4.346
 4/8/2008                             4.91                            4.380
 4/9/2008                             4.88                            4.321
4/10/2008                             4.81                            4.349
4/11/2008                             4.81                            4.300
4/14/2008                             4.79                            4.350
4/15/2008                             4.79                            4.442
4/16/2008                             4.78                            4.494
4/17/2008                             4.79                            4.527
4/18/2008                             4.79                            4.497
4/21/2008                             4.79                            4.489
4/22/2008                             4.79                            4.445
4/23/2008                             4.78                            4.492
4/24/2008                             4.79                            4.547
4/25/2008                             4.82                            4.592
4/28/2008                             4.84                            4.561
4/29/2008                             4.82                            4.552
4/30/2008                             4.80                            4.468
 5/1/2008                             4.82                            4.500
 5/2/2008                             4.83                            4.579
 5/5/2008                             4.87                            4.602
 5/6/2008                             4.88                            4.664
 5/7/2008                             4.88                            4.606
 5/8/2008                             4.88                            4.543
 5/9/2008                             4.85                            4.523
5/12/2008                             4.81                            4.535
5/13/2008                             4.80                            4.639
5/14/2008                             4.81                            4.614
5/15/2008                             4.76                            4.552
5/16/2008                             4.73                            4.575
5/19/2008                             4.70                            4.573
5/20/2008                             4.70                            4.530
5/21/2008                             4.67                            4.540
5/22/2008                             4.67                            4.622
5/23/2008                             4.69                            4.569
5/26/2008                             4.69                            4.574
5/27/2008                             4.67                            4.642
5/28/2008                             4.70                            4.689
5/29/2008                             4.72                            4.749
5/30/2008                             4.74                            4.716
 6/2/2008                             4.72                            4.671
 6/3/2008                             4.72                            4.622
 6/4/2008                             4.71                            4.699
 6/5/2008                             4.71                            4.737
 6/6/2008                             4.72                            4.625
 6/9/2008                             4.70                            4.631
6/10/2008                             4.72                            4.700
6/11/2008                             4.74                            4.695
6/12/2008                             4.74                            4.758
6/13/2008                             4.81                            4.790
6/16/2008                             4.82                            4.792
6/17/2008                             4.83                            4.769
6/18/2008                             4.83                            4.714
6/19/2008                             4.86                            4.759
6/20/2008                             4.87                            4.725
6/23/2008                             4.90                            4.702
6/24/2008                             4.92                            4.637
6/25/2008                             4.92                            4.644
6/26/2008                             4.93                            4.602
6/27/2008                             4.91                            4.522
6/30/2008                             4.87                            4.525
 7/1/2008                             4.86                            4.549
 7/2/2008                             4.83                            4.503
 7/3/2008                             4.80                            4.536
 7/4/2008                             4.80                            4.534
 7/7/2008                             4.80                            4.485
 7/8/2008                             4.75                            4.451
 7/9/2008                             4.71                            4.419
7/10/2008                             4.68                            4.415
7/11/2008                             4.65                            4.541
7/14/2008                             4.65                            4.447
7/15/2008                             4.64                            4.459
7/16/2008                             4.61                            4.586
7/17/2008                             4.64                            4.608
7/18/2008                             4.64                            4.649
7/21/2008                             4.67                            4.622
7/22/2008                             4.69                            4.660
7/23/2008                             4.76                            4.675
7/24/2008                             4.79                            4.602
7/25/2008                             4.77                            4.686
7/28/2008                             4.79                            4.602
7/29/2008                             4.78                            4.625
7/30/2008                             4.80                            4.646
7/31/2008                             4.80                            4.574
 8/1/2008                             4.80                            4.562
 8/4/2008                             4.80                            4.591
 8/5/2008                             4.80                            4.642
 8/6/2008                             4.80                            4.694
 8/7/2008                             4.83                            4.556
 8/8/2008                             4.83                            4.538
8/11/2008                             4.81                            4.607
8/12/2008                             4.83                            4.538
8/13/2008                             4.81                            4.564
8/14/2008                             4.81                            4.522
8/15/2008                             4.79                            4.468
8/18/2008                             4.77                            4.439
8/19/2008                             4.77                            4.466
8/20/2008                             4.77                            4.446
8/21/2008                             4.74                            4.463
8/22/2008                             4.74                            4.467
8/25/2008                             4.76                            4.395
8/26/2008                             4.74                            4.388
8/27/2008                             4.74                            4.382
8/28/2008                             4.74                            4.377
8/29/2008                             4.74                            4.424
 9/1/2008                             4.74                            4.424
 9/2/2008                             4.73                            4.356
 9/3/2008                             4.73                            4.319
 9/4/2008                             4.72                            4.260
 9/5/2008                             4.69                            4.303
 9/8/2008                             4.68                            4.267
 9/9/2008                             4.68                            4.171
9/10/2008                             4.68                            4.227
9/11/2008                             4.68                            4.222
9/12/2008                             4.68                            4.316
9/15/2008                             4.66                            4.024
9/16/2008                             4.66                            4.092
9/17/2008                             4.69                            4.074
9/18/2008                             4.76                            4.190
9/19/2008                             4.93                            4.383
9/22/2008                             5.03                            4.422
9/23/2008                             5.07                            4.381
9/24/2008                             5.06                            4.413
9/25/2008                             5.12                            4.410
9/26/2008                             5.15                            4.371
9/29/2008                             5.17                            4.114
9/30/2008                             5.20                            4.312

Source: Bloomberg Finance L.P.

                                   [END CHART]

         Data from 3/31/08 through 9/30/08.

    which the Fed began in response to a liquidity squeeze in the credit markets, sparked by problems in the subprime mortgage sector.

    The lack of liquidity in the credit markets drove municipal, mortgage, and corporate bond yields higher as investors fled to the safety of U.S. government securities, pushing Treasury yields lower. The yield on 30-year tax-exempt AAA general obligation bonds was 4.96% on April 1, 2008, falling to 4.61% on July 16, 2008, and rising dramatically to close the period at 5.20% on September 30, 2008. Trading at 121% of Treasuries, municipals were at historically cheap levels.

    The tax-exempt market was volatile throughout the period, particularly in September as new liquidity challenges emerged. Certain institutional investors were forced to sell their municipal holdings to raise cash. The selling flooded the market with supply, depressing prices and boosting yields.

================================================================================

                                            MANAGER'S COMMENTARY ON THE FUND | 5

================================================================================

o   WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

    We continued to invest the Fund in a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

    Our investments have an income orientation because OVER TIME INCOME -- NOT SHARE PRICE CHANGE -- USUALLY PROVIDES THE MAJORITY OF A BOND'S TOTAL RETURN.

    We do not rely on credit agencies or bond insurers to do our work for us. We conduct our own research to identify opportunities not only in highly rated bonds, but also among attractively priced medium-grade securities (rated BBB and A), which added incremental tax-exempt income to the Fund during the period.

o   WHAT IS THE OUTLOOK?

    Although the Fed may cut rates in the next few months, the direction of long-term rates is dependent on the market's expectations for inflation and long-term economic growth. The underlying credit quality of most municipalities remains solid. In recent years, many municipal issuers built up their financial reserves, and most are responding to the economic slowdown by cutting budgets and looking for financially prudent ways to raise revenue.

    Until investors absorb the supply in the market, municipal bond prices are likely to remain under pressure. As municipal yields move back toward their historical average relative to taxable yields, it is likely municipal bonds will perform better, in our opinion. In the meantime, we plan to take advantage of the relative cheapness of municipal bonds to find attractive opportunities to seek to improve the Fund's long-term dividend yield, which is the largest contributor to your Fund's long-term total return (see dividend return information on page 10).

    We will continue working to seek to maximize the portfolio's after-tax total return. Thank you for the trust you have placed in us.

================================================================================

6  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

FUND RECOGNITION

USAA TAX EXEMPT LONG-TERM FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
               out of 258 municipal national long-term bond funds
                    for the period ended September 30, 2008:

                                 OVERALL RATING
                                    * * * *

                                     3-YEAR
                                     * * *
                                out of 258 funds

                                     5-YEAR
                                    * * * *
                                out of 247 funds

                                     10-YEAR
                                     * * * *
                                out of 205 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

                                                            FUND RECOGNITION | 7

================================================================================

                            LIPPER LEADER (OVERALL)

                                       [5]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 219 funds within the Lipper General Municipal Debt Funds category for the overall period ended September 30, 2008. The Fund received a Lipper Leader rating for Expense among 219, 210, and 150 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2008.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1.* Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

*Effective November 7, 2007, the Lipper Leaders Rating System changed the numeric organization of its Lipper Leader classifications. While the formulas and underlying methodology remain the same, the highest 20% now are rated 5, or Lipper Leaders, and the lowest 20% are rated 1 for each measure. Previously, a rating of 5 was considered the lowest rating and 1 was considered the highest, or a Lipper Leader.

================================================================================

8  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND (Ticker Symbol: USTEX)

------------------------------------------------------------------------------------------
                                                   9/30/08                     3/31/08
------------------------------------------------------------------------------------------
Net Assets                                    $2,167.0 Million            $2,303.3 Million
Net Asset Value Per Share                          $12.16                      $12.97

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                     $0.651                      $0.636
Capital Gain Distributions Per Share               $0.037                      $0.037

------------------------------------------------------------------------------------------
                                                   9/30/08                     3/31/08
------------------------------------------------------------------------------------------
Dollar-Weighted Average
Portfolio Maturity                               15.9 Years                  16.0 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

------------------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN                   30-DAY SEC YIELD*                EXPENSE RATIO(+)
------------------------------------------------------------------------------------------
  3/31/08 to 9/30/08                      As of 9/30/08                        0.48%
       -3.83%**                               4.83%

*Calculated as prescribed by the Securities and Exchange Commission.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No  adjustment  has  been  made  for  taxes  payable  by  shareholders  on their
reinvested  net   investment   income   dividends  and  realized   capital  gain
distributions.

================================================================================

                                                         INVESTMENT OVERVIEW | 9

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2008

--------------------------------------------------------------------------------
                 TOTAL RETURN    =     DIVIDEND RETURN     +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             3.57%       =          4.98%          +         (1.41)%
5 Years              2.17%       =          4.52%          +         (2.35)%
1 Year              (5.63)%      =          4.55%          +        (10.18)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2008

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
9/30/1999          -3.23%                5.19%                     -8.42%
9/30/2000           4.60%                5.98%                     -1.38%
9/30/2001          10.18%                5.83%                      4.35%
9/30/2002           9.25%                5.38%                      3.87%
9/30/2003           4.71%                4.85%                     -0.14%
9/30/2004           6.02%                4.73%                      1.29%
9/30/2005           4.77%                4.49%                      0.28%
9/30/2006           4.24%                4.51%                     -0.27%
9/30/2007           1.88%                4.46%                     -2.58%
9/30/2008          -5.63%                4.55%                    -10.18%

                                   [END CHART]

     NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's Dividend Return for the periods ended 9/30/08, and assuming marginal federal tax
rates of:                             25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years            4.98%              6.64%       6.92%       7.43%       7.66%
5 Years             4.52%              6.03%       6.28%       6.75%       6.95%
1 Year              4.55%              6.07%       6.32%       6.79%       7.00%
To match the Fund's closing 30-day SEC Yield of 4.83%, on 9/30/08,
A FULLY TAXABLE INVESTMENT MUST PAY:   6.44%       6.71%       7.21%       7.43%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. Based on 2007 tax rates.

================================================================================

                                                        INVESTMENT OVERVIEW | 11

================================================================================

                      o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS                                 LIPPER GENERAL
                   MUNICIPAL BOND         USAA TAX EXEMPT         MUNICIPAL DEBT
                      INDEX               LONG-TERM FUND            FUNDS INDEX
09/30/98             $10,000.00              $10,000.00             $10,000.00
10/31/98               9,999.79                9,952.20               9,963.52
11/30/98              10,034.83                9,977.13               9,997.00
12/31/98              10,060.12                9,986.60              10,014.51
01/31/99              10,179.73               10,064.55              10,123.82
02/28/99              10,135.37               10,016.51              10,066.67
03/31/99              10,149.25               10,036.52              10,070.91
04/30/99              10,174.54               10,053.27              10,098.97
05/31/99              10,115.67                9,985.92              10,026.89
06/30/99               9,970.15                9,854.29               9,868.04
07/31/99              10,006.43                9,862.26               9,885.93
08/31/99               9,926.20                9,711.67               9,768.18
09/30/99               9,930.35                9,677.11               9,742.82
10/31/99               9,822.76                9,543.28               9,607.33
11/30/99               9,927.24                9,593.07               9,698.82
12/31/99               9,853.23                9,483.16               9,606.51
01/31/00               9,810.32                9,402.94               9,529.47
02/29/00               9,924.34                9,533.24               9,664.43
03/31/00              10,141.17                9,740.07               9,876.27
04/30/00              10,081.26                9,670.14               9,808.50
05/31/00              10,028.82                9,614.04               9,742.76
06/30/00              10,294.57                9,870.62               9,993.76
07/31/00              10,437.81               10,019.72              10,133.10
08/31/00              10,598.67               10,177.05              10,292.65
09/30/00              10,543.53               10,122.28              10,228.68
10/31/00              10,658.58               10,227.68              10,335.21
11/30/00              10,739.22               10,323.84              10,403.79
12/31/00              11,004.56               10,631.74              10,672.53
01/31/01              11,113.60               10,644.24              10,752.15
02/28/01              11,148.84               10,741.06              10,802.33
03/31/01              11,248.76               10,844.24              10,893.08
04/30/01              11,126.87               10,619.94              10,740.31
05/31/01              11,246.68               10,758.15              10,863.16
06/30/01              11,321.93               10,870.57              10,953.67
07/31/01              11,489.64               11,085.31              11,126.24
08/31/01              11,678.90               11,281.40              11,326.38
09/30/01              11,639.72               11,152.95              11,233.00
10/31/01              11,778.40               11,295.46              11,350.27
11/30/01              11,679.11               11,196.56              11,234.35
12/31/01              11,568.62               11,092.60              11,115.40
01/31/02              11,769.28               11,248.46              11,288.42
02/28/02              11,911.07               11,397.98              11,425.37
03/31/02              11,677.66               11,173.94              11,208.34
04/30/02              11,905.89               11,392.46              11,411.99
05/31/02              11,978.24               11,469.39              11,482.95
06/30/02              12,104.89               11,574.69              11,593.25
07/31/02              12,260.57               11,726.45              11,741.73
08/31/02              12,407.96               11,882.19              11,857.14
09/30/02              12,679.73               12,188.52              12,110.19
10/31/02              12,469.53               11,939.39              11,852.73
11/30/02              12,417.70               11,883.52              11,808.93
12/31/02              12,679.73               12,169.09              12,074.18
01/31/03              12,647.60               12,122.23              11,999.51
02/28/03              12,824.42               12,339.69              12,182.48
03/31/03              12,832.09               12,376.70              12,162.51
04/30/03              12,916.88               12,514.77              12,272.54
05/31/03              13,219.32               12,834.94              12,564.73
06/30/03              13,163.14               12,720.31              12,499.21
07/31/03              12,702.53               12,280.80              12,073.26
08/31/03              12,797.26               12,413.24              12,162.17
09/30/03              13,173.51               12,762.14              12,519.49
10/31/03              13,107.17               12,713.98              12,474.22
11/30/03              13,243.78               12,879.78              12,615.80
12/31/03              13,353.44               13,023.07              12,719.10
01/31/04              13,429.93               13,063.43              12,761.96
02/29/04              13,632.05               13,325.39              12,962.81
03/31/04              13,584.58               13,244.11              12,887.91
04/30/04              13,262.85               12,922.80              12,599.23
05/31/04              13,214.76               12,903.58              12,558.55
06/30/04              13,262.85               12,972.27              12,600.75
07/31/04              13,437.40               13,147.05              12,754.71
08/31/04              13,706.68               13,423.61              12,993.58
09/30/04              13,779.44               13,530.90              13,068.54
10/31/04              13,898.01               13,648.17              13,173.77
11/30/04              13,783.38               13,524.98              13,075.63
12/31/04              13,951.70               13,752.30              13,245.14
01/31/05              14,082.09               13,896.22              13,376.04
02/28/05              14,035.24               13,850.03              13,341.86
03/31/05              13,946.73               13,734.53              13,241.27
04/30/05              14,166.67               13,983.12              13,447.64
05/31/05              14,266.79               14,101.20              13,552.37
06/30/05              14,355.31               14,191.86              13,636.44
07/31/05              14,290.42               14,124.03              13,587.61
08/31/05              14,434.70               14,274.91              13,726.55
09/30/05              14,337.48               14,180.15              13,628.97
10/31/05              14,250.42               14,077.87              13,546.91
11/30/05              14,318.82               14,129.28              13,608.55
12/31/05              14,441.96               14,277.65              13,735.47
01/31/06              14,480.93               14,295.89              13,772.48
02/28/06              14,578.15               14,420.05              13,880.62
03/31/06              14,477.61               14,312.38              13,800.57
04/30/06              14,472.64               14,289.97              13,787.99
05/31/06              14,537.11               14,353.31              13,857.61
06/30/06              14,482.38               14,265.66              13,801.99
07/31/06              14,654.65               14,450.79              13,969.89
08/31/06              14,872.10               14,671.43              14,177.57
09/30/06              14,975.54               14,779.93              14,275.67
10/31/06              15,069.45               14,885.06              14,368.30
11/30/06              15,195.07               15,045.19              14,488.66
12/31/06              15,141.38               14,962.85              14,436.36
01/31/07              15,102.61               14,928.75              14,407.74
02/28/07              15,301.62               15,124.44              14,580.15
03/31/07              15,263.89               15,073.97              14,543.05
04/30/07              15,309.08               15,117.13              14,588.16
05/31/07              15,241.29               15,042.71              14,525.86
06/30/07              15,162.31               14,948.19              14,445.18
07/31/07              15,279.85               15,003.73              14,514.96
08/31/07              15,213.93               14,770.73              14,376.48
09/30/07              15,439.06               15,056.22              14,581.37
10/31/07              15,507.88               15,115.76              14,623.80
11/30/07              15,606.76               15,123.39              14,648.53
12/31/07              15,650.08               15,054.50              14,636.04
01/31/08              15,847.43               15,235.89              14,809.69
02/29/08              15,121.89               14,329.95              14,053.41
03/31/08              15,554.11               14,774.46              14,427.86
04/30/08              15,736.11               15,030.15              14,621.13
05/31/08              15,831.26               15,174.27              14,732.57
06/30/08              15,652.57               14,993.96              14,535.22
07/31/08              15,712.07               14,907.20              14,520.61
08/31/08              15,895.94               15,054.00              14,656.21
09/30/08              15,150.50               14,208.12              13,878.96

                                   [END CHART]

         Data from 9/30/98 through 9/30/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund to the following benchmarks:

o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                    o  12-MONTH DIVIDEND YIELD COMPARISON  o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                                   LIPPER GENERAL
                                    USAA TAX EXEMPT                MUNICIPAL DEBT
                                     LONG-TERM FUND                FUNDS AVERAGE
9/30/1999                                5.82%                          4.74%
9/30/2000                                5.84                           4.81
9/30/2001                                5.40                           4.49
9/30/2002                                4.87                           4.19
9/30/2003                                4.70                           4.01
9/30/2004                                4.52                           3.90
9/30/2005                                4.40                           3.80
9/30/2006                                4.39                           3.78
9/30/2007                                4.60                           3.85
9/30/2008                                5.35                           4.29

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/99 to 9/30/08.

The Lipper General Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                         TOP 10 INDUSTRIES AS OF 9/30/08
                                (% of Net Assets)

Hospital..........................................................  23.4%
Escrowed Bonds....................................................  20.5%
General Obligation................................................  11.5%
Special Assessment/Tax/Fee........................................   8.4%
Education.........................................................   7.9%
Nursing/CCRC......................................................   4.2%
Casinos & Gaming..................................................   3.8%
Toll Roads........................................................   2.5%
Electric Utilities................................................   2.1%
Sales Tax.........................................................   1.6%

You will find a complete list of securities that the Fund owns on pages 15-27.

================================================================================

                                                        INVESTMENT OVERVIEW | 13

================================================================================

                    o  PORTFOLIO RATINGS MIX -- 9/30/2008  o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                          22%
AA                                                                           23%
A                                                                            24%
BBB                                                                          25%
Below Investment-Grade                                                        4%
Securities with Short-Term Investment-Grade Ratings                           2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 15

================================================================================

             bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Texas Permanent School Fund, or Utah General Obligation.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA      Economic Development Authority
    EDC      Economic Development Corp.
    ETM      Escrowed to final maturity
    IDA      Industrial Development Authority/Agency
    IDB      Industrial Development Board
    IDC      Industrial Development Corp.
    ISD      Independent School District
    MTA      Metropolitan Transportation Authority
    PRE      Prerefunded to a date prior to maturity

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (95.5%)

           ALABAMA (2.3%)
  $ 1,000  Marshall County Health Care Auth.                    6.25%     1/01/2022  $    1,014
    1,150  Marshall County Health Care Auth.                    5.75      1/01/2032       1,076
    1,500  Marshall County Health Care Auth.                    5.75      1/01/2032       1,403
    2,500  Montgomery Medical Clinic Board                      4.75      3/01/2031       1,931
    2,500  Montgomery Medical Clinic Board                      4.75      3/01/2036       1,877
    7,670  Parks System Improvement Corp.                       5.00      6/01/2020       7,713
    7,805  Parks System Improvement Corp.                       5.00      6/01/2021       7,818
   15,000  Public School and College Auth. (INS)                5.50      9/01/2029      15,045
   11,000  Univ. of Alabama at Birmingham (INS)(PRE)            5.88      9/01/2031      11,777
                                                                                     ----------
                                                                                         49,654
                                                                                     ----------
           ARIZONA (1.7%)
    1,000  Phoenix Civic Improvement Corp., 5.50%,
             7/01/2013 (INS)                                    4.65(a)   7/01/2029         705
    1,500  Phoenix Civic Improvement Corp., 5.50%,
             7/01/2013 (INS)                                    4.66(a)   7/01/2030       1,053
    3,500  Scottsdale IDA                                       5.25      9/01/2030       3,078
   28,500  Univ. Medical Center Corp.                           5.00      7/01/2035      22,654
    2,000  Yavapai County IDA                                   5.63      8/01/2033       1,763
    7,500  Yavapai County IDA                                   5.63      8/01/2037       6,553
                                                                                     ----------
                                                                                         35,806
                                                                                     ----------
           ARKANSAS (0.0%)
    1,000  Baxter County                                        4.63      9/01/2028         767
                                                                                     ----------
           CALIFORNIA (4.1%)
    2,000  Golden State Tobacco Securitization, 4.55%,
             6/01/2010 (INS)                                    4.50(a)   6/01/2022       1,567
    5,000  Golden State Tobacco Securitization, 4.60%,
             6/01/2010 (INS)                                    4.55(a)   6/01/2023       3,874
    5,000  Golden State Tobacco Securitization (PRE)            5.38      6/01/2028       5,184
    5,000  Indio Redevelopment Agency                           5.25      8/15/2035       4,466
   17,025  Inland Empire Tobacco Securitization Auth.,
             5.75%, 12/01/2011                                  5.98(a)   6/01/2026      10,705
    9,105  Public Works Board                                   5.00     11/01/2029       8,573
    2,610  Public Works Board                                   5.00      4/01/2030       2,346
    5,000  San Francisco City and County Redevelopment
             Financing Auth. (INS)                              4.88      8/01/2036       3,976
   10,000  State                                                5.00      3/01/2029       9,333
   24,700  State                                                4.50      8/01/2030      21,099

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 17

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
  $ 8,100  State                                                5.00%     2/01/2032  $    7,471
    6,000  State                                                5.00     11/01/2032       5,527
    5,000  State                                                5.00     12/01/2032       4,605
                                                                                     ----------
                                                                                         88,726
                                                                                     ----------
           COLORADO (2.2%)
    3,500  Denver Convention Center Hotel Auth. (INS)           4.75     12/01/2035       2,575
    1,000  Denver Health and Hospital Auth. (PRE)               6.00     12/01/2023       1,088
    3,730  Denver Health and Hospital Auth. (PRE)               6.00     12/01/2031       4,057
    3,000  Denver Health and Hospital Auth. (PRE)               6.25     12/01/2033       3,421
   15,765  Denver Health and Hospital Auth.                     4.75     12/01/2034      11,821
   10,000  E-470 Public Highway Auth. (INS)                     5.06(b)   9/01/2035       1,651
    1,000  Eagle Bend Metropolitan District No. 2 (INS)         5.25     12/01/2023         905
    4,000  Health Facilities Auth. (INS)                        5.50     12/01/2027       3,655
    3,500  Health Facilities Auth.                              5.00      6/01/2029       2,900
    3,000  Health Facilities Auth.                              5.25      6/01/2031       2,518
    2,000  Health Facilities Auth.                              5.00      6/01/2035       1,588
    2,500  Health Facilities Auth.                              5.25      6/01/2036       2,051
    8,250  State (INS)                                          5.00     11/01/2030       7,666
    2,000  Vista Ridge Metropolitan District (INS)              5.00     12/01/2036       1,547
                                                                                     ----------
                                                                                         47,443
                                                                                     ----------
           CONNECTICUT (2.9%)
    2,500  Health and Educational Facilities Auth. (INS)        5.13      7/01/2030       2,087
   64,950  Mashantucket (Western) Pequot Tribe(c)               5.75      9/01/2027      53,782
    1,500  Mashantucket (Western) Pequot Tribe(c)               5.50      9/01/2028       1,195
    7,500  Mashantucket (Western) Pequot Tribe(c)               5.50      9/01/2036       5,769
                                                                                     ----------
                                                                                         62,833
                                                                                     ----------
           DISTRICT OF COLUMBIA (2.0%)
   10,000  Community Academy Public Charter School, Inc. (INS)  4.88      5/01/2037       6,605
   37,580  District of Columbia (INS)                           5.50      6/01/2029      37,632
                                                                                     ----------
                                                                                         44,237
                                                                                     ----------
           FLORIDA (3.7%)
   15,665  Board of Education (NBGA)(PRE)                       5.63      6/01/2025      16,605
    7,000  Board of Education (NBGA)(PRE)                       5.63      6/01/2029       7,420
   15,000  Highlands County Health Facilities Auth.             5.25     11/15/2036      12,971
   10,000  Miami-Dade County School Board (INS)                 5.00      5/01/2033       9,178
    2,000  Orange County Health Facilities Auth. (PRE)          5.75     12/01/2027       2,178
    3,000  Orange County Health Facilities Auth.                5.25     10/01/2035       2,539
   10,000  Orange County Health Facilities Auth.                4.75     11/15/2036       7,689
    2,000  Orange County School Board (INS)                     5.00      8/01/2032       1,814
   22,130  Seminole Tribe(c)                                    5.25     10/01/2027      18,947
                                                                                     ----------
                                                                                         79,341
                                                                                     ----------

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18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           GEORGIA (1.2%)
  $12,000  Fayette County Public Facilities Auth. (PRE)         5.88%     6/01/2028  $   12,769
    4,000  Glynn-Brunswick Memorial Hospital Auth.              5.63      8/01/2034       3,587
   10,000  Savannah EDA                                         6.15      3/01/2017       9,749
                                                                                     ----------
                                                                                         26,105
                                                                                     ----------
           ILLINOIS (9.2%)
      520  Chicago (INS)                                        5.25      1/01/2029         508
    5,000  Chicago                                              6.75     12/01/2032       4,722
    3,445  Chicago-O'Hare International Airport (INS)           5.13      1/01/2020       3,429
    3,060  Chicago-O'Hare International Airport (INS)           5.13      1/01/2021       2,998
    2,000  Finance Auth.                                        5.00      4/01/2026       1,723
    5,000  Finance Auth.                                        5.50      8/15/2028       4,566
    2,500  Finance Auth. (INS)                                  5.75     11/01/2028       2,369
    4,500  Finance Auth.                                        5.00      4/01/2031       3,763
    7,565  Finance Auth.                                        5.50      4/01/2032       6,735
   17,840  Finance Auth.                                        4.50     11/15/2032      13,296
    5,000  Finance Auth.                                        5.75     10/01/2035       4,543
    2,000  Finance Auth. (INS)                                  5.25     11/01/2035       1,743
    9,000  Finance Auth.                                        5.00      4/01/2036       7,359
    3,770  Finance Auth.                                        5.50      4/01/2037       3,310
   20,000  Finance Auth.                                        5.38      8/15/2039      17,040
    9,845  Health Facilities Auth.                              5.50      8/01/2020       9,946
    9,445  Health Facilities Auth.                              5.25      9/01/2024       8,554
    5,030  Health Facilities Auth. (PRE)                        6.85     11/15/2029       5,491
    2,500  Housing Dev. Auth.                                   4.85      1/01/2037       2,132
    5,000  Metropolitan Pier and Exposition Auth., 5.50%,
             6/15/2012 (INS)                                    5.50(a)   6/15/2020       4,135
    2,500  Metropolitan Pier and Exposition Auth., 5.55%,
             6/15/2012 (INS)                                    5.55(a)   6/15/2021       2,044
    8,000  Metropolitan Pier and Exposition Auth. (INS)         5.50      6/15/2023       8,098
   23,980  Regional Transportation Auth. (INS)                  5.75      6/01/2020      25,838
   37,550  Regional Transportation Auth. (INS)                  6.50      7/01/2030      42,405
    3,000  Schaumburg (INS)                                     5.25     12/01/2034       2,908
    4,555  State                                                5.13      6/15/2019       4,613
    4,071  Village of Gilberts (INS)                            4.75      3/01/2030       3,577
    1,500  Village of Round Lake (INS)                          4.70      3/01/2033       1,296
                                                                                     ----------
                                                                                        199,141
                                                                                     ----------
           INDIANA (2.5%)
   10,440  Bond Bank (PRE)                                      5.50      8/01/2021      11,086
    3,440  Finance Auth.                                        5.00     10/01/2033       3,067
   15,780  Health and Educational Facility Financing Auth.      5.00      2/15/2036      12,838
   11,000  Health and Educational Facility Financing Auth.      5.00      2/15/2039       8,824

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                                                   PORTFOLIO OF INVESTMENTS | 19

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
  $ 6,000  Rockport (INS)                                       4.63%     6/01/2025  $    5,076
    7,500  St. Joseph County Hospital Auth. (INS)(PRE)          5.63      8/15/2033       7,966
    4,195  Transportation Finance Auth. (PRE)                   5.38     12/01/2025       4,424
                                                                                     ----------
                                                                                         53,281
                                                                                     ----------
           IOWA (0.6%)
    1,000  Finance Auth. (INS)                                  5.25      5/15/2021       1,002
    3,495  Finance Auth. (INS)                                  5.25      5/15/2026       3,382
    5,000  Finance Auth. (INS)                                  4.75     12/01/2031       3,885
    5,000  Finance Auth. (INS)                                  5.00     12/01/2039       3,872
                                                                                     ----------
                                                                                         12,141
                                                                                     ----------
           KANSAS (1.0%)
    4,000  Burlington (INS)                                     4.85      6/01/2031       3,259
    9,500  Univ. of Kansas Hospital Auth.                       5.00      9/01/2036       7,843
   12,500  Wyandotte County                                     5.00     12/01/2020      11,522
                                                                                     ----------
                                                                                         22,624
                                                                                     ----------
           KENTUCKY (0.4%)
    1,000  Economic Dev. Finance Auth. (INS)                    6.00     12/01/2033         967
    4,000  Economic Dev. Finance Auth. (INS)                    6.00     12/01/2038       3,854
    5,000  Municipal Power Agency (INS)                         5.00      9/01/2037       4,354
                                                                                     ----------
                                                                                          9,175
                                                                                     ----------
           LOUISIANA (0.9%)
   25,000  Parish of St. John the Baptist                       5.13      6/01/2037      19,359
                                                                                     ----------
           MAINE (1.4%)
   27,750  Turnpike Auth. (INS)(PRE)                            5.75      7/01/2028      29,406
                                                                                     ----------
           MARYLAND (1.0%)
    5,000  Health and Higher Educational Facilities Auth.       5.75      1/01/2033       4,311
    6,000  Health and Higher Educational Facilities Auth.       5.75      1/01/2038       5,104
   14,965  Health and Higher Educational Facilities Auth.       4.75      5/15/2042      11,513
                                                                                     ----------
                                                                                         20,928
                                                                                     ----------
           MASSACHUSETTS (1.7%)
    2,000  Development Finance Agency (INS)                     5.25      3/01/2026       1,755
    5,000  Health and Educational Facilities Auth. (INS)(PRE)   5.88     10/01/2029       5,366
    3,500  Health and Educational Facilities Auth.              5.00      7/15/2032       2,735
    1,500  Health and Educational Facilities Auth.              5.13      7/01/2033       1,282
    2,750  Health and Educational Facilities Auth.              5.00      7/15/2037       2,097
    1,500  Health and Educational Facilities Auth.              5.13      7/01/2038       1,262
    5,000  School Building Auth. (INS)                          4.75      8/15/2032       4,444
   16,000  Water Resources Auth. (INS)(PRE)                     5.75      8/01/2030      16,913
                                                                                     ----------
                                                                                         35,854
                                                                                     ----------

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20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           MICHIGAN (3.4%)
  $49,395  Building Auth. (INS)                                 5.01%(b) 10/15/2030  $   11,733
   43,000  Hospital Finance Auth. (PRE)                         6.13     11/15/2026      45,172
    2,450  Hospital Finance Auth.                               5.25     11/15/2032       2,100
    5,000  Hospital Finance Auth.                               5.00     11/15/2038       4,042
   10,000  Municipal Auth. (PRE)                                5.50     10/01/2021      10,414
                                                                                     ----------
                                                                                         73,461
                                                                                     ----------
           MINNESOTA (1.1%)
    5,625  Chippewa County                                      5.50      3/01/2037       4,747
    7,832  Higher Education Facilities Auth., acquired
             8/28/2006; $7,930(c),(d)                           5.43      8/28/2031       7,038
    3,000  St. Louis Park                                       5.75      7/01/2030       2,782
   10,000  Washington County Housing and Redevelopment Auth.    5.50     11/15/2027       8,824
                                                                                     ----------
                                                                                         23,391
                                                                                     ----------
           MISSISSIPPI (0.3%)
    1,250  Hospital Equipment and Facilities Auth.              5.25     12/01/2031       1,056
    8,750  Warren County                                        4.80      8/01/2030       6,334
                                                                                     ----------
                                                                                          7,390
                                                                                     ----------
           MISSOURI (1.6%)
   25,000  Cape Girardeau County IDA                            5.00      6/01/2036      19,420
    8,000  Cass County                                          5.63      5/01/2038       6,711
    2,000  Dev. Finance Board                                   5.00      6/01/2035       1,596
    7,500  Health and Educational Facilities Auth.              5.50     11/15/2033       6,704
                                                                                     ----------
                                                                                         34,431
                                                                                     ----------
           MONTANA (0.3%)
    6,500  Forsyth (INS)                                        4.65      8/01/2023       5,728
                                                                                     ----------
           NEBRASKA (0.6%)
    2,250  Douglas County Hospital Auth.                        6.13      8/15/2031       2,197
    4,500  Platte County (INS)                                  6.10      5/01/2025       4,426
    6,500  Platte County (INS)                                  6.15      5/01/2030       6,388
                                                                                     ----------
                                                                                         13,011
                                                                                     ----------
           NEVADA (2.5%)
   11,570  Clark County (INS)                                   5.25      6/15/2019      12,037
   21,000  Clark County (INS)(PRE)                              5.50      7/01/2025      22,060
   12,410  Clark County EDC                                     5.00      5/15/2029      11,073
   10,420  Truckee Meadows Water Auth. (INS)                    4.88      7/01/2034       9,101
                                                                                     ----------
                                                                                         54,271
                                                                                     ----------

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                                                   PORTFOLIO OF INVESTMENTS | 21

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           NEW JERSEY (3.0%)
  $ 3,000  Camden County Improvement Auth.                      5.75%     2/15/2034  $    2,678
    5,000  EDA                                                  5.50      6/15/2024       4,369
    6,000  EDA                                                  5.75      6/15/2029       5,269
    2,500  EDA                                                  5.50      6/15/2031       2,096
   11,500  Health Care Facilities Financing Auth.               5.00      7/01/2029       9,629
   57,630  Health Care Facilities Financing Auth.               5.07(b)   7/01/2032       9,109
   30,020  Turnpike Auth. (PRE)                                 5.50      1/01/2027      31,147
                                                                                     ----------
                                                                                         64,297
                                                                                     ----------
           NEW MEXICO (1.1%)
   32,380  Farmington                                           4.88      4/01/2033      24,069
                                                                                     ----------
           NEW YORK (7.1%)
   21,485  Dormitory Auth.                                      6.00      8/15/2016      23,671
    5,010  Dormitory Auth., 5.95%, 7/01/2010 (INS)(PRE)         5.95(a)   7/01/2020       4,797
    5,690  Dormitory Auth., 6.00%, 7/01/2010 (INS)(PRE)         6.00(a)   7/01/2022       5,449
    3,210  Dormitory Auth., 6.05%, 7/01/2010 (INS)(PRE)         6.05(a)   7/01/2024       3,074
    2,500  Dormitory Auth.                                      5.25      7/01/2024       2,194
    5,000  Dormitory Auth.                                      5.00      7/01/2026       4,212
    5,000  Dormitory Auth.                                      5.00      7/01/2036       4,030
   10,910  Dutchess County IDA (PRE)                            5.75      8/01/2030      11,647
   16,130  Liberty Dev. Corp.                                   5.25     10/01/2035      13,562
    4,165  New York City                                        5.30     12/01/2018       4,212
    5,105  New York City                                        5.88      8/01/2019       5,391
      970  New York City                                        6.00      5/15/2020         992
    7,830  New York City (PRE)                                  6.00      5/15/2020       8,351
    5,000  New York City                                        5.13     12/01/2028       4,732
   22,740  New York City (PRE)                                  5.75      5/15/2030      24,165
    6,850  New York City MTA (INS)(PRE)                         5.88      1/01/2030       7,204
    4,975  New York City Municipal Water Finance Auth. (PRE)    6.00      6/15/2033       5,318
    3,025  New York City Municipal Water Finance Auth.          6.00      6/15/2033       3,203
    7,500  New York City Transitional Finance Auth.             5.00      1/15/2034       6,931
    1,500  Seneca Nation Indians Capital Improvements Auth.(c)  5.00     12/01/2023       1,244
   10,000  Triborough Bridge and Tunnel Auth.                   5.00     11/15/2031       9,312
                                                                                     ----------
                                                                                        153,691
                                                                                     ----------
           NORTH CAROLINA (0.4%)
    5,250  State Medical Care Commission                        5.00      7/01/2033       4,281
    4,000  Wake County Industrial Facilities and Pollution
             Control Financing Auth.                            5.38      2/01/2017       4,013
                                                                                     ----------
                                                                                          8,294
                                                                                     ----------

================================================================================

22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           NORTH DAKOTA (0.3%)
  $ 7,250  Fargo (INS)                                          5.63%     6/01/2031  $    7,264
                                                                                     ----------
           OHIO (1.8%)
    5,000  Air Quality Dev. Auth. (INS)                         4.80      1/01/2034       4,243
   20,000  Buckeye Tobacco Settlement Financing Auth.           5.88      6/01/2030      16,161
   10,000  Buckeye Tobacco Settlement Financing Auth.           5.75      6/01/2034       7,775
    4,640  Higher Education Facility Commission (INS)           5.00      5/01/2036       3,639
    2,000  Lake County                                          5.63      8/15/2029       1,804
    6,325  Lorain County                                        5.25      2/01/2021       5,894
                                                                                     ----------
                                                                                         39,516
                                                                                     ----------
           OKLAHOMA (3.0%)
   14,705  Chickasaw Nation(c)                                  6.00     12/01/2025      13,986
   13,125  Chickasaw Nation(c)                                  6.25     12/01/2032      12,258
    4,500  Municipal Power Auth. (INS)                          4.50      1/01/2047       3,547
    9,000  Norman Regional Hospital Auth. (INS)                 5.50      9/01/2023       8,097
    3,100  Norman Regional Hospital Auth.                       5.38      9/01/2029       2,641
    8,695  Norman Regional Hospital Auth.                       5.38      9/01/2036       7,154
    7,600  Norman Regional Hospital Auth.                       5.13      9/01/2037       5,990
   12,000  Tulsa County Industrial Auth.                        4.60     12/15/2031       9,696
    2,675  Tulsa Industrial Auth.                               5.00     10/01/2037       2,300
                                                                                     ----------
                                                                                         65,669
                                                                                     ----------
           OREGON (0.1%)
    2,000  Keizer                                               5.20      6/01/2031       1,850
                                                                                     ----------
           PENNSYLVANIA (0.0%)
    1,135  Allegheny County IDA                                 5.13      9/01/2031         929
                                                                                     ----------
           RHODE ISLAND (1.2%)
    5,700  EDC (INS)                                            5.00      7/01/2031       5,042
   12,185  EDC (INS)                                            5.00      7/01/2036      10,636
      975  Housing and Mortgage Finance Corp.                   6.85     10/01/2024         976
    9,950  Housing and Mortgage Finance Corp.                   4.85      4/01/2033       8,733
                                                                                     ----------
                                                                                         25,387
                                                                                     ----------
           SOUTH CAROLINA (3.1%)
    5,000  Georgetown County                                    5.70      4/01/2014       4,852
    2,300  Jobs EDA (INS)                                       5.25      2/01/2021       2,078
    3,750  Jobs EDA (INS)                                       5.38      2/01/2026       3,297
   12,580  Jobs EDA (PRE)                                       6.00     11/15/2026      13,872
   17,420  Jobs EDA                                             6.00     11/15/2026      17,005
   10,000  Jobs EDA (INS)                                       4.60      4/01/2027       7,901
   20,000  Tobacco Settlement Revenue Management Auth.          5.00      6/01/2018      19,197
                                                                                     ----------
                                                                                         68,202
                                                                                     ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 23

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           SOUTH DAKOTA (0.2%)
  $ 2,500  Health and Educational Facilities Auth.              5.25%    11/01/2027  $    2,315
    3,000  Health and Educational Facilities Auth.              5.25      7/01/2038       2,519
                                                                                     ----------
                                                                                          4,834
                                                                                     ----------
           TENNESSEE (1.7%)
    4,240  Jackson                                              5.50      4/01/2033       3,724
    3,000  Johnson City Health and Educational Facilities Board 5.50      7/01/2031       2,570
    5,000  Johnson City Health and Educational Facilities Board 5.50      7/01/2036       4,204
    5,605  Shelby County (PRE)                                  6.38      9/01/2019       6,235
    9,395  Shelby County (PRE)                                  6.38      9/01/2019      10,450
   11,075  Sullivan County Health Educational & Housing
             Facilities Board                                   5.25      9/01/2036       8,917
                                                                                     ----------
                                                                                         36,100
                                                                                     ----------
           TEXAS (18.7%)
   19,500  Bell County Health Facilities Dev. Corp. (ETM)       6.50      7/01/2019      22,220
    1,520  Bexar County                                         5.00      7/01/2033       1,196
    1,795  Bexar County                                         5.00      7/01/2037       1,395
    5,000  Cypress-Fairbanks ISD (NBGA)                         5.00      2/15/2035       4,615
   12,100  Denton ISD (NBGA)                                    5.16(b)   8/15/2028       3,637
   13,885  Denton ISD (NBGA)                                    5.18(b)   8/15/2029       3,913
   11,220  Denton ISD (NBGA)                                    5.20(b)   8/15/2030       2,913
   15,645  Denton ISD (NBGA)                                    5.22(b)   8/15/2031       3,854
    7,000  Duncanville ISD (NBGA)                               4.63      2/15/2029       6,145
    2,240  Eagle Mountain-Saginaw ISD (NBGA)                    4.50      8/15/2033       1,888
   10,420  Edinburg Consolidated ISD (NBGA)(PRE)                5.50      2/15/2030      10,845
    9,155  Ennis ISD (NBGA)                                     4.70(b)   8/15/2034       1,821
    9,155  Ennis ISD (NBGA)                                     4.71(b)   8/15/2035       1,711
    1,860  Fort Bend ISD (NBGA)                                 5.38      2/15/2024       1,861
    4,180  Guadalupe-Blanco River Auth. (INS)                   5.00      5/15/2039       3,742
    3,000  Harlandale ISD (NBGA)                                4.75      8/15/2036       2,615
   25,000  Harris County                                        4.75     10/01/2031      22,359
    2,660  Hopkins County Hospital District                     5.75      2/15/2028       2,375
    2,000  Hopkins County Hospital District                     6.00      2/15/2033       1,802
    2,255  Hopkins County Hospital District                     6.00      2/15/2038       2,011
   22,000  Houston ISD (NBGA)                                   5.00      2/15/2033      20,420
    5,000  Irving ISD (NBGA)                                    5.38(b)   2/15/2028       1,549
   25,000  Judson ISD (NBGA)                                    4.50      2/01/2035      21,143
    7,750  Kerrville Health Facilities Dev. Corp.               5.38      8/15/2035       6,461
   12,700  Lower Colorado River Auth. (INS)                     5.00      5/15/2031      11,852
    4,500  Mesquite Health Facilities Dev. Corp.                5.63      2/15/2035       3,736
   11,990  Midlothian Dev. Auth. (PRE)                          7.88     11/15/2021      13,349
      955  Midlothian Dev. Auth.                                5.13     11/15/2026         757

================================================================================

24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
  $ 9,175  Midlothian ISD (NBGA)                                5.00%     2/15/2034  $    8,527
   11,500  North Central Health Facilities Dev. Corp. (INS)     5.25      8/15/2022      10,934
    3,000  North Texas Tollway Auth.                            5.63      1/01/2028       2,820
    5,000  North Texas Tollway Auth.                            5.63      1/01/2033       4,594
   15,000  North Texas Tollway Auth.                            5.63      1/01/2033      13,783
   15,000  North Texas Tollway Auth.                            5.75      1/01/2033      13,737
   12,500  North Texas Tollway Auth.                            5.75      1/01/2040      11,548
    3,195  Northside ISD (NBGA)                                 5.13      2/15/2022       3,199
   13,500  Port of Corpus Christi IDC                           5.45      4/01/2027      12,104
    5,490  Red River Education Finance Corp.                    4.38      3/15/2027       4,557
    1,000  San Leanna Education Facilities Corp.                5.13      6/01/2026         876
    1,815  San Leanna Education Facilities Corp.                5.13      6/01/2027       1,581
    6,025  San Leanna Education Facilities Corp.                4.75      6/01/2032       4,858
    2,395  San Leanna Education Facilities Corp.                5.13      6/01/2036       2,007
    7,205  Schertz - Cibolo - Universal City ISD (NBGA)         5.09(b)   2/01/2033       1,591
    6,200  Schertz - Cibolo - Universal City ISD (NBGA)         5.11(b)   2/01/2035       1,207
    1,100  Tarrant County Cultural Education Facilities
             Finance Corp.                                      6.00     11/15/2026         983
    6,315  Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.63     11/15/2027       5,218
    4,000  Tarrant County Cultural Education Facilities
             Finance Corp.                                      6.00     11/15/2036       3,441
   13,000  Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.13      5/15/2037       9,990
    4,000  Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.75     11/15/2037       3,187
    4,000  Transportation Commission                            4.50      4/01/2033       3,451
    6,420  Travis County Health Facilities Dev. Corp.
             (INS)(PRE)                                         5.88     11/15/2024       6,727
    4,595  Tyler Health Facilities Dev. Corp. (PRE)             5.75      7/01/2027       5,039
    7,350  Tyler Health Facilities Dev. Corp. (PRE)             6.00      7/01/2027       8,043
   22,000  Tyler Health Facilities Dev. Corp.                   5.25     11/01/2032      17,590
   10,000  Tyler Health Facilities Dev. Corp.                   5.00      7/01/2033       8,113
    8,585  Tyler Health Facilities Dev. Corp. (PRE)             5.75      7/01/2033       9,414
    2,500  Tyler Health Facilities Dev. Corp.                   5.00      7/01/2037       2,017
    5,000  Tyler Health Facilities Dev. Corp.                   5.38     11/01/2037       4,017
   23,345  Veterans' Land Board                                 6.25      8/01/2035      23,795
    3,000  Weatherford ISD (NBGA)                               4.83(b)   2/15/2027         984
    2,500  Weatherford ISD (NBGA)                               4.84(b)   2/15/2028         771
    4,315  Weatherford ISD (NBGA)(PRE)                          5.45      2/15/2030       4,664
    3,105  Weatherford ISD (NBGA)                               5.45      2/15/2030       3,117
    6,360  West Harris County Regional Water Auth. (INS)        4.70     12/15/2030       5,537
                                                                                     ----------
                                                                                        406,206
                                                                                     ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 25

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           UTAH (0.3%)
  $ 7,150  Nebo School District (NBGA)(PRE)                     5.50%     7/01/2020  $    7,511
                                                                                     ----------
           VIRGINIA (2.2%)
   11,280  College Building Auth.                               5.00      6/01/2026      10,016
    5,000  College Building Auth.                               5.00      6/01/2029       4,385
      880  College Building Auth. (PRE)                         5.00      6/01/2036         936
    3,120  College Building Auth.                               5.00      6/01/2036       2,595
    1,493  Farms of New Kent Community Dev. Auth.               5.13      3/01/2036       1,026
    8,665  Farms of New Kent Community Dev. Auth.               5.45      3/01/2036       6,158
    2,000  Farms of New Kent Community Dev. Auth.               5.80      3/01/2036       1,472
    1,300  Lewistown Commerce Center Community Dev. Auth.       5.75      3/01/2017       1,217
   10,875  Lewistown Commerce Center Community Dev. Auth.       6.05      3/01/2027       8,857
    4,500  Peninsula Town Center Community Dev. Auth.           6.45      9/01/2037       3,759
    5,000  Small Business Financing Auth.                       5.25      9/01/2037       4,046
    3,000  Watkins Centre Community Dev. Auth.                  5.40      3/01/2020       2,627
                                                                                     ----------
                                                                                         47,094
                                                                                     ----------
           WASHINGTON (1.5%)
    7,665  Health Care Facilities Auth. (INS)                   5.25     10/01/2021       7,690
   13,030  Health Care Facilities Auth. (INS)                   4.75     12/01/2031      10,124
    5,000  Housing Finance Commission (INS)                     6.00      7/01/2029       4,830
    9,830  Snohomish County (INS)                               5.13     12/01/2021       9,885
                                                                                     ----------
                                                                                         32,529
                                                                                     ----------
           WEST VIRGINIA (0.2%)
    2,500  West Virginia Univ. Board of Governors (INS)         5.00     10/01/2027       2,323
    2,500  West Virginia Univ. Board of Governors (INS)         5.00     10/01/2028       2,313
                                                                                     ----------
                                                                                          4,636
                                                                                     ----------
           WISCONSIN (0.8%)
      635  Health and Educational Facilities Auth.              5.38     10/01/2021         640
   10,600  Health and Educational Facilities Auth.              5.38      2/15/2034       9,010
    8,000  Univ. of Wisconsin Hospitals and Clinics
             Auth. (INS)(PRE)                                   6.20      4/01/2029       8,513
                                                                                     ----------
                                                                                         18,163
                                                                                     ----------
           WYOMING (0.2%)
    2,360  Municipal Power Agency                               5.50      1/01/2033       2,193
    2,800  Municipal Power Agency                               5.50      1/01/2038       2,558
                                                                                     ----------
                                                                                          4,751
                                                                                     ----------
           Total Fixed-Rate Instruments (cost: $2,254,357)                            2,069,496
                                                                                     ----------

================================================================================

26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           PUT BONDS (0.5%)

           MICHIGAN (0.3%)
  $ 5,500  Strategic Fund (INS)                                  4.85%    9/01/2030  $    5,552
                                                                                     ----------
           MONTANA (0.2%)
    5,000  Forsyth (INS)                                         5.00    10/01/2032       4,981
                                                                                     ----------
           Total Put Bonds (cost: $10,500)                                               10,533
                                                                                     ----------
           VARIABLE-RATE DEMAND NOTES (1.9%)

           ALABAMA (0.5%)
   10,300  McIntosh IDB                                         12.00     7/01/2028      10,300
                                                                                     ----------
           COLORADO (0.2%)
    5,300  Educational and Cultural Facilities Auth.
             (LOC - Bank of America, N.A.)                       5.55     5/15/2038       5,300
                                                                                     ----------
           DISTRICT OF COLUMBIA (0.4%)
    7,685  District of Columbia (LOC - SunTrust Bank)            7.90    10/01/2030       7,685
                                                                                     ----------
           MISSOURI (0.5%)
   12,000  Health and Educational Facilities Auth. (LOC - Bank
             of America, N.A.)                                   5.55     7/01/2029      12,000
                                                                                     ----------
           VIRGINIA (0.3%)
    6,050  Lynchburg IDA (LOC - SunTrust Bank)                   7.90     1/01/2035       6,050
                                                                                     ----------
           Total Variable-Rate Demand Notes (cost: $41,335)                              41,335
                                                                                     ----------

           TOTAL INVESTMENTS (COST: $2,306,192)                                      $2,121,364
                                                                                     ==========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 27

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2008, was $7,038,000, which represented 0.3% of the Fund's net assets.

See accompanying notes to financial statements.

================================================================================

28  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,306,192)    $2,121,364
  Cash                                                                       35
  Receivables:
    Capital shares sold                                                     456
    Interest                                                             32,098
    Securities sold                                                      28,459
                                                                     ----------
      Total assets                                                    2,182,412
                                                                     ----------
LIABILITIES
  Payables:
    Securities purchased                                                 10,026
    Capital shares redeemed                                               2,264
    Dividends on capital shares                                           2,583
  Accrued management fees                                                   426
  Accrued transfer agent's fees                                               8
  Other accrued expenses and payables                                        70
                                                                     ----------
      Total liabilities                                                  15,377
                                                                     ----------
        Net assets applicable to capital shares outstanding          $2,167,035
                                                                     ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                    $2,345,892
  Accumulated net realized gain on investments                            5,971
  Net unrealized depreciation of investments                           (184,828)
                                                                     ----------
        Net assets applicable to capital shares outstanding          $2,167,035
                                                                     ==========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                            178,259
                                                                     ==========
  Net asset value, redemption price, and offering price per share    $    12.16
                                                                     ==========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS | 29

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                      $  63,643
                                                                       ---------
EXPENSES
  Management fees                                                          2,756
  Administration and servicing fees                                        1,743
  Transfer agent's fees                                                      473
  Custody and accounting fees                                                145
  Postage                                                                     38
  Shareholder reporting fees                                                  18
  Trustees' fees                                                               6
  Registration fees                                                           26
  Professional fees                                                           42
  Other                                                                       17
                                                                       ---------
      Total expenses                                                       5,264
  Expenses paid indirectly                                                    (4)
                                                                       ---------
      Net expenses                                                         5,260
                                                                       ---------
NET INVESTMENT INCOME                                                     58,383
                                                                       ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on:
    Unaffiliated transactions                                               (374)
    Affiliated transactions (Note 7)                                         (11)
  Change in net unrealized appreciation/depreciation                    (143,868)
                                                                       ---------
      Net realized and unrealized loss                                  (144,253)
                                                                       ---------
  Decrease in net assets resulting from operations                     $ (85,870)
                                                                       =========

See accompanying notes to financial statements.

================================================================================

30  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited), and year ended March 31, 2008

--------------------------------------------------------------------------------

                                                                  9/30/2008        3/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $   58,383       $  112,818
  Net realized gain (loss) on investments                              (385)           9,005
  Change in net unrealized appreciation/depreciation
    of investments                                                 (143,868)        (169,904)
                                                                 ---------------------------
    Decrease in net assets resulting from operations                (85,870)         (48,081)
                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (58,383)        (112,818)
  Net realized gains                                                      -           (6,585)
                                                                 ---------------------------
    Distributions to shareholders                                   (58,383)        (119,403)
                                                                 ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          96,130          241,776
  Reinvested dividends                                               42,435           87,344
  Cost of shares redeemed                                          (130,533)        (304,694)
                                                                 ---------------------------
    Increase in net assets from capital share transactions            8,032           24,426
                                                                 ---------------------------
  Capital contribution from USAA Transfer Agency Company                  -                1
                                                                 ---------------------------
  Net decrease in net assets                                       (136,221)        (143,057)

NET ASSETS
  Beginning of period                                             2,303,256        2,446,313
                                                                 ---------------------------
  End of period                                                  $2,167,035       $2,303,256
                                                                 ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                         7,392           17,872
  Shares issued for dividends reinvested                              3,294            6,500
  Shares redeemed                                                   (10,068)         (22,580)
                                                                 ---------------------------
    Increase in shares outstanding                                      618            1,792
                                                                 ===========================

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS | 31

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940
Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

32  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS  | 33

================================================================================

    transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level  1  --  inputs  to  the  valuation   methodology   are  quoted  prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
----------------------------------------------------------------------------
Level 1 -- Quoted Prices                                 $            -
Level 2 -- Other Significant Observable Inputs            2,121,364,000
Level 3 -- Significant Unobservable Inputs                            -
----------------------------------------------------------------------------
Total                                                    $2,121,364,000
----------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

34  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2008.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2008, these custodian and other bank credits reduced the Fund's expenses by $4,000.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS  | 35

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 5.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2009, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) provides guidance for how uncertain tax positions should be recognized, measured,

================================================================================

36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of September 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2008, were $171,000,000 and $218,961,000, respectively.

As of September 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2008, were $47,658,000 and $232,486,000, respectively, resulting in net unrealized depreciation of $184,828,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS  | 37

================================================================================

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------
+/- 0.20% to 0.50%                   +/- 0.04%
+/- 0.51% to 1.00%                   +/- 0.05%
+/- 1.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper General Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended September 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $2,756,000, which is net of a performance adjustment of $(497,000) that decreased the base management fee of 0.28% by 0.04%.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2008, the Fund

================================================================================

38  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    incurred administration and servicing fees, paid or payable to the Manager, of $1,743,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2008, the Fund reimbursed the Manager $17,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $473,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS  | 39

================================================================================

between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                COST TO        NET REALIZED
      SELLER                PURCHASER          PURCHASER      LOSS TO SELLER
-------------------------------------------------------------------------------
USAA Tax Exempt           USAA New York
  Long-Term Fund            Bond Fund          $2,018,000        $(11,000)

(8) NEW ACCOUNTING PRONOUNCEMENTS

A.  SFAS NO. 159,  "THE FAIR VALUE  OPTION FOR  FINANCIAL  ASSETS AND  FINANCIAL
    LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

40  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                                    YEAR ENDED MARCH 31,
                            -----------------------------------------------------------------------------------------------
                                  2008             2008             2007             2006             2005             2004
                            -----------------------------------------------------------------------------------------------
Net asset value at
 beginning of period        $    12.97       $    13.91       $    13.94       $    14.01       $    14.13       $    13.83
                            -----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income             .33              .64              .62              .62              .63              .65
 Net realized and
  unrealized gain (loss)          (.81)            (.90)             .11             (.04)            (.12)             .30
                            -----------------------------------------------------------------------------------------------
Total from investment
 operations                       (.48)            (.26)             .73              .58              .51              .95
                            -----------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.33)            (.64)            (.62)            (.62)            (.63)            (.65)
 Realized capital gains              -             (.04)            (.14)            (.03)               -                -
                            -----------------------------------------------------------------------------------------------
Total distributions               (.33)            (.68)            (.76)            (.65)            (.63)            (.65)
                            -----------------------------------------------------------------------------------------------
Net asset value at end
 of period                  $    12.16       $    12.97       $    13.91       $    13.94       $    14.01       $    14.13
                            ===============================================================================================
Total return (%)*                (3.83)           (1.98)            5.33             4.18             3.70             7.01
Net assets at end
 of period (000)            $2,167,035       $2,303,256       $2,446,313       $2,382,893       $2,300,246       $2,273,109
Ratios to average
 net assets:**
 Expenses (%)(b)                   .45(a)           .48              .55              .55              .56              .56
 Net investment
  income (%)                      5.03(a)          4.71             4.45             4.38             4.50             4.63
Portfolio turnover (%)               8               32               36               26               17               23

  * Assumes  reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month  period ended September 30, 2008,  average net assets were
    $2,316,781,000.
(a) Annualized.  The ratio is not necessarily  indicative of 12 months of operations.
(b) Reflects total operating  expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                  (.00%)(+)        (.01%)           (.00%)(+)        (.00%)(+)        (.00%)(+)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS  | 41

================================================================================

EXPENSE EXAMPLE

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING              ENDING               DURING PERIOD*
                                        ACCOUNT VALUE        ACCOUNT VALUE            APRIL 1, 2008 -
                                        APRIL 1, 2008      SEPTEMBER 30, 2008       SEPTEMBER 30, 2008
                                       ---------------------------------------------------------------
Actual                                    $1,000.00            $  961.70                  $2.21

Hypothetical
 (5% return before expenses)               1,000.00             1,022.81                   2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (3.83)% for the six-month period of April 1, 2008, through September 30, 2008.

================================================================================

                                                           EXPENSE EXAMPLE  | 43

================================================================================

ADVISORY AGREEMENT

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses,

================================================================================

44  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating

================================================================================

                                                        ADVISORY AGREEMENT  | 45

================================================================================

the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2007, above the average of its performance universe and below its Lipper index for the three-year period ended December 31, 2007, and above the average of its performance universe and its Lipper index for the five-year period ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2007, in the top 50% of its performance universe for the three-year period ended December 31, 2007, and in the top 15% of its performance universe for the five-year period ended December 31, 2007. The Board also took into account management's discussion of the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the

================================================================================

                                                        ADVISORY AGREEMENT  | 47

================================================================================

management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds up to $5 billion in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TRUSTEES                                  Christopher W. Claus
                                          Barbara B. Dreeben
                                          Robert L. Mason, Ph.D.
                                          Barbara B. Ostdiek, Ph.D.
                                          Michael F. Reimherr
                                          Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                            USAA Investment Management Company
INVESTMENT ADVISER,                       P.O. Box 659453
UNDERWRITER, AND                          San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                            USAA Shareholder Account Services
                                          9800 Fredericksburg Road
                                          San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                             State Street Bank and Trust Company
ACCOUNTING AGENT                          P.O. Box 1713
                                          Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                               Ernst & Young LLP
REGISTERED PUBLIC                         100 West Houston St., Suite 1800
ACCOUNTING FIRM                           San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                               Under "Products & Services"
SELF-SERVICE 24/7                         click "Investments," then
AT USAA.COM                               "Mutual Funds"

OR CALL                                   Under "My Accounts" go to
(800) 531-USAA                            "Investments." View account balances,
        (8722)                            activity, and fund prices; or exchange
                                          or redeem fund shares.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's Web site at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

    USAA
    9800 Fredericksburg Road                                    --------------
    San Antonio, Texas 78288                                      PRSRT STD
                                                                 U.S. Postage
                                                                    PAID
                                                                    USAA
                                                                --------------

>> SAVE PAPER AND FUND COSTS

   At USAA.COM click: MY DOCUMENTS
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       USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
39596-1108                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11-20-2008
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11-20-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.